CREDIT FACILITIES AND LONG-TERM DEBT - Mortgage Financing (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Borrowing Capacity	$ 449,000
Outstanding Amount	140,000
Undrawn amounts fully committed	309
Amount of loans financed		$ 7,100
Secured Debt [Member]
Debt Instrument [Line Items]
Borrowing Capacity	50,000
Undrawn amounts fully committed	20,000
Repo Facility 2019-R1
Debt Instrument [Line Items]
Borrowing Capacity	50,000
Outstanding Amount	$ 7,149	$ 2,021
Weighted average interest rate	1.94%	3.98%